CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities
Net income for the year	¥ 250,066	$ 38,325	¥ 527,185	¥ 611,758
Adjustments to reconcile net income to net cash flows from operating activities:
Allowance for uncollectible receivables, contract assets, loans receivable and others	77,278	11,843	232,241	265,978
Share-based compensation	30,652	4,698	147,582	67,778
Depreciation and amortization	23,158	3,549	17,710	11,300
Gain from disposal of property, equipment and software				(18)
(Income) Loss from investment in affiliates	7,509	1,151	(378)
Impairment of short-term investment	67,169	10,294
Gain from de-recognition of other payable associated with disposal of Shanghai Caiyin	(117,021)	(17,934)
Business combination under common control	3,000	460
Changes in operating assets and liabilities:
Assets from the investor assurance program			5,340	264,751
Accounts receivable and contract assets	(224,408)	(34,392)	(82,824)	(6,616)
Loans receivable	(58,982)	(9,039)
Prepaid expenses and other current assets	26,538	4,067	(35,186)	31,242
Amount due from/to related parties	10,039	1,539	10,100	500,845
Deferred tax assets	27,357	4,193	(61,654)	(17,637)
Operating lease right-of-use assets	30,289	4,642	9,626
Liabilities from the investor assurance program			(840,472)	(1,470,052)
Other guarantee liabilities			(4,060)	(697,168)
Payroll and welfare payables	9,764	1,496	(60,374)	5,176
Tax payables	99,962	15,320	108,055	218,187
Refund liabilities	(180,104)	(27,602)	15,505	(71,613)
Accrued expenses and other current liabilities	(87,751)	(13,448)	47,692	57,721
Operating lease liabilities	(30,020)	(4,601)	(9,797)
Net cash (used in) provided by operating activities	(35,505)	(5,439)	26,291	(228,368)
Cash flows from investing activities
Purchase of property, equipment and software	(848)	(130)	(27,608)	(16,889)
Investments in equity investees	(3,378)	(518)	(3,540)
Disposal of a subsidiary, net of cash disposed of RMB 7,606			(7,606)
Purchase of short-term investment			(71,477)
Sale of property, equipment and software	1			466
Loans to related parties	79	12	(123,947)	(11,550)
Repayments from related parties	37,372	5,728		11,550
Loans to third parties			(14,000)
Repayments from loan to third parties			14,000
Net cash (used in) provided by investing activities	33,226	5,092	(234,178)	(16,423)
Cash flows from financing activities
Loans from related parties	3,113	477	230	70,765
Contribution from noncontrolling shareholders of subsidiaries	500	77	815
Repayments to related parties				(104,365)
Dividend distributed to shareholders				(400,000)
Proceeds from exercise of options	6,982	1,070
Net proceeds from issuance of ordinary shares, net of issuance cost of RMB 30,234			243,629
Net cash (used in) provided by financing activities	10,595	1,624	244,674	(433,600)
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	(11,145)	(1,710)	2,421
Net change in cash, cash equivalents and restricted cash	(2,829)	(433)	39,208	(678,391)
Cash, cash equivalents and restricted cash at beginning of the year	122,149	18,720	82,941	761,332
Cash, cash equivalents and restricted cash at end of the year	119,320	18,287	122,149	82,941
Supplemental disclosure of cash flow information:
Income taxes paid, net	162	25	55,581	33,773
Supplemental disclosure of non-cash investing activities:
Disposal consideration settled by service fee collected on behalf of the Company (see Note 8)	156,276	23,950	238,857
Investment consideration settled by loan due from related party	(91,957)	(14,093)
Reconciliation to amounts on consolidated balance sheets
Cash and cash equivalents	117,320	17,980	122,149	41,441
Restricted cash	2,000	307		41,500
Cash, cash equivalents and restricted cash at end of the year	¥ 119,320	$ 18,287	¥ 122,149	¥ 82,941